                                                                     Rule 497(e)
                                                               Reg. No. 33-11371
                                                               File No. 811-4942


                      HEARTLAND SMALL CAP CONTRARIAN FUND
                             HEARTLAND VALUE FUND
                         HEARTLAND MID CAP VALUE FUND
                        HEARTLAND LARGE CAP VALUE FUND
                           HEARTLAND VALUE PLUS FUND
                   HEARTLAND U.S. GOVERNMENT SECURITIES FUND

                       Supplement dated July 14, 1997 to
                        Prospectus dated March 31, 1997








Portfolio Co-Manager Changes
----------------------------
Effective immediately, Patrick J. Retzer will join William J. Nasgovitz as a co-manager of the Heartland Value Plus Fund. Mr. Retzer, Senior Vice President, Treasurer and Director of Fixed Income of Heartland Advisors, will replace Ronald B. Saba as co-manager. Mr. Retzer has managed or co-managed the Heartland U.S. Government Securities Fund since October of 1988 and has been Vice President and Treasurer of Heartland Group, Inc., since 1987, a Director of Heartland Advisors since 1988 and a Director of Heartland Group since 1993. Mr. Retzer has also served as a portfolio manager for balanced account portfolios for Heartland Advisors' private advisory clients. In addition, effective immediately, Eric J. Miller will join William J. Nasgovitz as co-manager of the Heartland Value Fund. Mr. Miller, a Senior Vice President, has been with Heartland Advisors since 1994, serving as a research analyst and portfolio manager for advisory clients. Prior to joining Heartland Advisors, Mr. Miller had been with American Appraisal Associates, Inc. since 1986, serving as Vice President, Head of U.S. Appraisal Operations from 1992.

                             HEARTLAND GROUP, INC.

                                   FORM N-1A

                             CROSS-REFERENCE SHEET

                      TO POST-EFFECTIVE AMENDMENT NO. 30
                   ----------------------------------------


Form N-1A
 Item No.                                   Prospectus Heading
 --------                                   ------------------

         PART A

1.   Cover Page..........................     Cover Page

2.   Synopsis............................     Fund Expenses

3.   Condensed Financial
     Information.........................     Financial Highlights

4.   General Description of
     Registrant..........................     Description of Fund Shares;
                                              Investment Objectives and Policies

5.   Management of the Fund..............     The Funds and the Heartland
                                              Organization; How to Buy Shares;
                                              Net Asset Value Calculation;
                                              Portfolio Transactions; Prospectus
                                              Supplement Dated July 14, 1997

5A.  Management's Discussion
     of Fund Performance.................     Not applicable. See Annual Report

6.   Capital Stock and Other
     Securities..........................     Description of Fund Shares;
                                              Dividends, Capital Gains
                                              Distributions and Taxes;
                                              Shareholder Services

7.   Purchase of Securities Being
     Offered.............................     How to Buy Shares; Net Asset Value
                                              Calculation; How to Redeem Shares

8.   Redemption or Repurchase............     How to Redeem Shares

9.   Pending Legal Proceedings...........     None


          PART B
10.  Cover Page...............................      Cover Page

11.  Table of Contents........................      Cover Page

12.  General Information and
     History..................................      Introduction to the Funds

13.  Investment Objectives and
     Policies.................................      Investment Policies and Methods; Investment
                                                    Restrictions; Appendix A - Securities Ratings

14.  Management of the Fund...................      Management

15.  Control Persons and Principal
     Holders of Securities....................      Control Persons and Principal Holders of Securities

16.  Investment Advisory and
     Other Services...........................      The Investment Advisor

17.  Brokerage Allocation.....................      Portfolio Transactions

18.  Capital Stock and Other
     Securities...............................      Description of Shares

19.  Purchase, Redemption and
     Pricing of Securities
     Being Offered............................      Determination of Net Asset Value Per Share

20.  Tax Status...............................      Tax Status

21.  Underwriters.............................      Distribution of Shares

22.  Calculation of Performance
     Data.....................................      Performance Information

23.  Financial Statements.....................      Financial Statements